Income Tax - Reconciliation of Beginning and Ending Amounts of Uncertain Tax Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Change In Uncertain Tax Positions [Abstract]
Beginning balance	$ 451	$ 674	$ 706
Additions based on tax positions related to the current year		0
Decrease due to lapses in statute of limitations	(144)	(215)
Exchange difference	32	(8)	(32)
Ending balance	$ 339	$ 451	$ 674